Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques - CHF (SFr)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments, Assets [Member] | Level 2 [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
Derivative financial liabilities – Warrants from public offerings	Liability 1,233	Liability 6,318
Derivative Financial Instruments, Assets [Member] | Level 3 [Member]
Financial instruments and risk management (Details) - Schedule of fair value measurement of assets and liabilities and valuation techniques [Line Items]
Derivative financial liabilities – Embedded derivatives		SFr 310,439